                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07344

Morgan Stanley California Insured Municipal Income Trust
                            (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                        (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                              (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2007

Date of reporting period:  January 31, 2007

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY CALIFORNIA INSURED MUNICIPAL INCOME TRUST
PORTFOLIO OF INVESTMENTS January 31, 2007 (unaudited)

PRINCIPAL
AMOUNT IN                                                                         COUPON       MATURITY
THOUSANDS                                                                          RATE          DATE               VALUE
---------                                                                          ----          ----               -----
            CALIFORNIA TAX-EXEMPT MUNICIPAL BONDS (143.7%)
            General Obligation (7.0%)
   $4,970   Anaheim City School District, Ser 2007 (MBIA) (WI)                      0.00%       08/01/24           $2,269,401
            California,
      780     Various Purpose Dtd 04/01/93 (FSA)                                    5.50        04/01/19              782,176
    2,000     Veterans Ser BH (AMT) (FSA)                                           5.40        12/01/16            2,061,560
    2,000   Los Angeles Unified School District, Ser 2006 F (MBIA)                  5.00        07/01/30            2,124,120
    3,000   Oakland, Ser 2003 A (MBIA)                                              5.00        01/15/33            3,128,460
    1,000   San Francisco City & County, Laguna Honda Hospital                     6.802++      06/15/30            1,189,260
    -----      RITES PA 1387 (FSA)                                                                                  ---------
   13,750                                                                                                          11,554,977
   ------                                                                                                          ----------

            Educational Facilities Revenue (12.5%)
            California State University,
    2,000     Ser 2003 A (FGIC)                                                     5.25        11/01/21            2,154,680
    2,000     Ser 2005 A (Ambac)                                                    5.00        11/01/35            2,109,740
            University of California,
    2,000     Ser 2003 B (Ambac)                                                    5.00        05/15/22            2,103,300
    4,160     Ser 2007 J (FSA) @@                                                   4.50        05/15/31            4,150,245
    3,840     Ser 2007 J (FSA) @@                                                   4.50        05/15/35            3,830,995
    1,000     Limited Projects Ser 2005 B (FSA)                                     5.00        05/15/30            1,050,680
    5,000     Multi Purpose Ser 2003 Q (FSA)                                        5.00        09/01/23            5,229,750
    -----                                                                                                           ---------
   20,000                                                                                                          20,629,390
   ------                                                                                                          ----------

            Electric Revenue (10.8%)
            Los Angeles Department of Water & Power,
    4,000     2001 Ser A (FSA)                                                      5.25        07/01/21            4,200,440
    5,000     2003 Ser A Subser A-2 (MBIA)                                          5.00        07/01/27            5,228,500
    4,000   Modesto Irrigation District, Ser 2001 A COPs (FSA)                      5.00        07/01/26            4,138,000
    2,150   Turlock Irrigation District, Refg 1998 Ser A (MBIA)                     5.00        01/01/26            2,202,009
    2,000   Puerto Rico Electric Power Authority, Ser RR (XLCA)                     5.00        07/01/30            2,107,300
    -----                                                                                                           ---------
   17,150                                                                                                          17,876,249
   ------                                                                                                          ----------

            Hospital Revenue (6.3%)
            University of California,
    6,000     UCLA Medical Center Ser 2004A (Ambac)                                 5.25        05/15/30            6,356,940
    4,000     Regents Ser 2007 A (MBIA)                                             4.50        05/15/37            3,976,840
    -----                                                                                                           ---------
   10,000                                                                                                          10,333,780
   ------                                                                                                          ----------

            Mortgage Revenue - Single Family (3.2%)
    5,000   California Department of Veterans Affairs, Home Purchase                5.35        12/01/27            5,320,100
    -----      2002 Ser A (Ambac)                                                                                   ---------

            Public Facilities Revenue (11.6%)
    2,000   Kern County Board of Education, Refg 2006 Ser A COPs (MBIA)             5.00        06/01/31            2,107,360
    5,000   Modesto, Community Center Refg 1993 Ser A COPs (Ambac)                  5.00        11/01/23            5,486,850
      140   Sacramento City Financing Authority, 2003 Capital Improvement (Ambac)   5.00        12/01/33              146,121
    8,000   San Jose Financing Authority, Civic Center Ser 2002 B (Ambac)           5.00        06/01/37            8,281,280
    1,000   Simi Valley Public Financing Authority, Ser 2004 COPs (Ambac)           5.00        09/01/30            1,045,840
    2,000   Val Verde Unified School District, Ser 2005 B COPs (FGIC)               5.00        01/01/35            2,093,720
    -----                                                                                                           ---------
   18,140                                                                                                          19,161,171
    -----                                                                                                          ----------

            Recreational Facilities Revenue (3.9%)
    1,000   California Infrastructure & Economic Development Bank,                  5.00        05/01/31            1,054,850
              California Science Center Foundation Ser 2006 B (FGIC)
    5,000   San Francisco Redevelopment Agency, George R Moscone                    5.25        07/01/18            5,327,050
    -----     Convention Center Refg Ser 2002 (FSA)                                                                 ---------
    6,000                                                                                                           6,381,900
    -----                                                                                                           ---------

            Tax Allocation Revenue (17.8%)
            Burbank Public Financing Authority,
    1,300     Golden State Redev 2003 Ser A (Ambac)                                 5.25        12/01/22            1,388,634
    1,500     Golden State Redev 2003 Ser A (Ambac)                                 5.25        12/01/23            1,599,510
    1,000   Capistrano Unified School District, Community Facilities District       5.00        09/01/29            1,055,270
              #98-2 Ladera Special Tax Ser 2005 (FGIC)
    2,000   Chula Vista Public Financing Authority, Ser A 2005 (MBIA)               5.00        09/01/29            2,101,720
    2,000   Culver City Redevelopment Agency, Ser 2005 A (Ambac)                    5.00        11/01/25            2,100,060
    3,000   La Quinta Financing Authority, Local Agency 2004 Ser A (Ambac)          5.25        09/01/24            3,223,830
    2,000   La Quinta Redevelopment Agency, Area #1 Ser 2002 (Ambac)                5.00        09/01/22            2,114,240
    3,000   Milpitas Redevelopment Agency, Area #1 Ser 2003 (MBIA)                  5.00        09/01/22            3,153,420
            Poway Redevelopment Agency,
    4,000     Paguay Redev Project 2003 Ser A (MBIA) @@                             5.25        06/15/22            4,250,280
    4,000     Paguay Redev Project 2003 Ser A (MBIA) @@                             5.25        06/15/23            4,250,280
    4,000     Paguay Redev Project 2003 Ser A (MBIA) @@                             5.25        06/15/24            4,250,280
    -----                                                                                                           ---------
   27,800                                                                                                          29,487,524
   ------                                                                                                          ----------

            Transportation Facilities Revenue (17.5%)
    2,750   Long Beach Harbor, Ser 1995 (AMT) (MBIA)                                5.00        05/15/24            2,869,212
   10,000   Los Angeles, Harbor Department 2001 A (Ambac)                           5.00        08/01/25           10,387,200
    3,000   Port of Oakland, 2000 Ser K (AMT) (FGIC)                               5.875        11/01/17            3,176,670
    5,000   San Francisco Airports Commission, San Francisco Int'l Airport          5.25        05/01/26            5,172,550
              Refg Issue 27A (AMT) (MBIA)
    1,125   San Francisco Bay Area Rapid Transit District, Sales Tax Ser 1998       5.00        07/01/28            1,149,379
              (Ambac)
    2,000   San Joaquin Hills Transportation Corridor Agency, Toll Road             5.25        01/15/30            2,041,800
              Refg Ser 1997 A (MBIA)
    4,000   San Jose, Airport Ser 2001 A (FGIC)                                     5.00        03/01/25            4,119,560
    -----                                                                                                           ---------
   27,875                                                                                                          28,916,371
   ------                                                                                                          ----------

            Water & Sewer Revenue (27.9%)
    3,000   California Department of Water Resources, Central Valley Ser Y          5.25        12/01/19            3,234,780
              (FGIC)
    1,000   Camarillo Public Finance Authority, Wastewater Ser 2005                 5.00        06/01/36            1,053,680
               (Ambac)
            Contra Costa Water District,
    5,060     Refg Ser L (FSA)                                                      5.00        10/01/20            5,349,483
    2,135     Refg Ser L (FSA)                                                      5.00        10/01/21            2,257,143
    2,240     Refg Ser L (FSA)                                                      5.00        10/01/22            2,345,504
    3,000   East Bay Municipal Utility District, Water Ser 2001 (MBIA)              5.00        06/01/26            3,103,620
    1,000   Eastern Municipal Water District, Water & Sewer Refg Ser 2006 A         5.00        07/01/32            1,055,680
              COPs (MBIA)
    7,000   Los Angeles Wastewater, Refg Ser 2003 B (FSA)                           5.00        06/01/22            7,363,860
            Metropolitan Waterworks District of Southern California,
    4,000     2003 Ser B-1 (FGIC)                                                   5.00        10/01/33            4,188,920
    2,000     2003 Ser B-1 (FGIC)                                                   5.00        10/01/36            2,094,460
    4,000   San Diego County Water Authority, Ser 2004 A COPs (FSA)                 5.00        05/01/29            4,208,080
    5,000   San Francisco Public Utilities Commission, Water Refg Ser A 2001 (FSA)  5.00        11/01/31            5,169,200
    4,690   Santa Maria, Local Water & Refg Ser 1993 COPs (FGIC)                    5.50        08/01/21            4,696,050
    -----                                                                                                           ---------
   44,125                                                                                                          46,120,460
   ------                                                                                                          ----------

            Other Revenue (4.5%)
    3,000   California, Economic Recovery Ser 2004 A (MBIA)                         5.00        07/01/15            3,236,730
    4,000   Golden State Tobacco Securitization Corporation,                        5.00        06/01/38            4,184,160
    -----     Enhanced Asset Backed Ser 2005 A (FGIC)                                                               ---------
    7,000                                                                                                           7,420,890
    -----                                                                                                           ---------

            Refunded (20.7%)
    6,000   California Department of Water Resources, Power Supply                 5.375        05/01/12+           6,532,200
              Ser 2002 A (Ambac)
    4,000   California Infrastructure and Economic Development Bank, Bay Area       5.25        07/01/13+           4,347,560
              Toll Bridges Seismic Retrofit First Lien Ser 2003 A (FSA)
    5,000   Los Angeles County Metropolitan Transportation Authority,               5.25        07/01/10+           5,311,250
              Sales Tax Ser 2000 A (FGIC)
    1,860   Sacramento City Financing Authority, 2003 Capital Improvement (Ambac)   5.00        12/01/13+           2,002,978
    3,000   Sacramento Financing Authority, Water & Capital Improvement             5.00        06/01/11+           3,155,670
              2001 Ser A (Ambac)
    2,000   San Diego Unified School District,1998 Ser C (FSA)                      5.00        07/01/11#           2,137,280
    2,000   San Jose Redevelopment Agency, Merged Area Ser 2002 (MBIA)              5.00        08/01/10+           2,110,860
            Puerto Rico Infrastructure Financing Authority,
    3,000     2000 Ser A (ETM)                                                     5.375        10/01/24            3,191,040
    5,000     2000 Ser A (ETM)                                                      5.50        10/01/32            5,332,550
    -----                                                                                                           ---------
   31,860                                                                                                          34,121,388
   ------                                                                                                          ----------
  228,700   TOTAL CALIFORNIA TAX-EXEMPT MUNICIPAL BONDS (Cost $227,661,398)                                       237,324,200
  -------                                                                                                         -----------

            CALIFORNIA TAX-EXEMPT SHORT-TERM MUNICIPAL OBLIGATIONS (2.9%)
    2,450   Adelanto Public Utility Authority, Ser 2005 A (Ambac)                   3.63*       11/01/34            2,450,000
              (Demand 02/01/07)
    2,300   Metropolitan Water District of Southern California, Water               3.56*       07/01/35            2,300,000
              2000 Ser B-1 (Demand 02/01/07)                                                                        ---------
    -----
    4,750   TOTAL CALIFORNIA TAX-EXEMPT SHORT-TERM MUNICIPAL OBLIGATIONS (Cost $4,750,000)                          4,750,000
    -----                                                                                                           ---------

  233,450   TOTAL INVESTMENTS (Cost $232,411,398) (a) (b)                                                         242,074,200
  -------                                                                                                         -----------

            FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES HELD (-7.3%)
  (12,000)  Notes with interest rates ranging from 3.44% to 3.61% at January 31, 2007 and contractual
               maturities of collateral ranging from 06/15/22 to 05/15/35@ (c) (Cost $(12,000,000))            (12,000,000)
  --------                                                                                                        ------------
 $221,450   TOTAL NET INVESTMENTS (Cost $220,411,398)                                            139.3%           230,074,200
 ========

            OTHER ASSETS IN EXCESS OF LIABILITIES                                                  0.1                107,490
            PREFERRED SHARES OF BENEFICIAL INTEREST                                              (39.4)           (65,000,000)
                                                                                                 ------           ------------
            NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                                         100.0%          $165,181,690
                                                                                                 ======          ============

----------
Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.

 AMT         Alternative Minimum Tax.
 COPs        Certificates of Participation.
 ETM         Escrowed to Maturity.
RITES        Residual Interest Tax-Exempt Security (Illiquid security).
  WI         Security purchased on a when-issued basis.
  +          Prerefunded to call date shown.
  #          Crossover refunded to call date shown.
  ++         Current coupon rate for inverse floating rate municipal obligation.
             This rate resets periodically as the auction rate on the related security changes. Position in an inverse floating rate municipal obligation has a total value of $1,189,260 which represents 0.7% of net assets applicable to common shareholders.
  @          Floating rate note obligations related to securities held. The interest rate shown reflects the rate in effect at January 31,
             2007.
  @@         Underlying security related to inverse floaters entered into by the
             Trust.
   *         Current coupon of variable rate demand obligation.
  (a)        Securities have been designated as collateral in an amount equal to
             $2,261,151 in connection with the purchase of a when-issued security.
  (b)        The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $9,747,937 and the aggregate gross unrealized depreciation is $85,135, resulting in net unrealized appreciation of $9,662,802.
  (c)        Floating Rate Note Obligations Related to Securities Held - The
             Fund enters into transactions in which it transfers to Dealer
             Trusts ("Dealer Trusts"), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts' assets and cash flows, which are in the form of inverse floating rate investments. The
             Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The Fund enters into shortfall agreements with the Dealer Trusts which commit the Fund to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the
             Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts. The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund's investment assets, and the related floating rate notes reflected as Fund liabilities.
             The notes issued by the Dealer Trust have interest rates that reset weekly and the floating rate note holders have the option to tender the notes to the Dealer Trust for redemption at par at each reset date. At January 31, 2007, Trust investments with a value of
             $20,732,080 are held by the Dealer Trust and serve as collateral for the $12,000,000 in floating rate note obligations outstanding at that date. Contractual maturities of the floating rate note obligations and interest rates in effect at January 31, 2007 are presented in the "Portfolio of Investments".

Bond Insurance:
---------------
    Ambac        Ambac Assurance Corporation.
     FGIC        Financial Guaranty Insurance Company.
     FSA         Financial Security Assurance Inc.
     MBIA        Municipal Bond Investors Assurance Corporation.
     XLCA        XL Capital Assurance Inc

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to provide reasonable assurance that information required to be disclosed by the
Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's ("SEC")
rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report. The
Trust's principal executive officer and principal financial officer have also concluded that the Trust's disclosure controls and procedures designed to ensure that information required to be disclosed by the Trust in this Form N-Q is accumulated and communicated to the Trust's management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure were effective.

Management of the Trust has determined that as of and prior to January 31, 2007, the Trust's fiscal quarter end period, the Trust had a deficiency in its internal control over financial reporting related to the review, analysis and determination of whether certain transfers of municipal securities qualified for sale accounting under the provisions of Statement of Financial Accounting
Standards No. 140 "Accounting for Transfers and Servicing of Financial Assets
and Extinguishments of Liabilities." Since January 31, 2007, and prior to the issuance of the Trust's quarterly schedule of portfolio holdings, management has revised its disclosure controls and procedures and its internal control over financial reporting in order to improve the controls' effectiveness to ensure that transactions in transfer of municipal securities are accounted for properly.

Management notes that other investment companies investing in similar investments over similar time periods had been accounting for such investments in a similar manner as the Trust. Accordingly, other investment companies are also concluding that there was a material weakness in their internal control over financial reporting of such investments. There was no impact to the net asset value of the Trust's shares or the Trust's total return for any period as a result of the changes in financial reporting of such investments.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting. However, as discussed above, subsequent to January 31,
2007, the Trust's internal control over financial reporting was revised.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley California Insured Municipal Income Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 22, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 22, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 22, 2007

                                       3

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley California
     Insured Municipal Income Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)   Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)   Omitted;

     (c)   Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)   Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)   All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)   Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: March 22, 2007
                                                /s/ Ronald E. Robison
                                                Ronald E. Robison
                                                Principal Executive Officer

                                       4

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley California
     Insured Municipal Income Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)   Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)   Omitted;

     (c)   Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)   Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the
           registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)   All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)   Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: March 22, 2007
                                                /s/ Francis Smith
                                                Francis Smith
                                                Principal Financial Officer

                                       5